STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7%
Airlines – 0.4%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028
(a)
80,000 76,057
76,057
Auto Manufacturers – 2.9%
Ford Motor Co.
3.25%, 2/12/2032 75,000 57,873
6.10%, 8/19/2032 35,000 33,003
General Motors Co.
5.60%, 10/15/2032
(b)
142,000 132,697
5.95%, 4/01/2049
(b)
140,000 118,869
Mercedes-Benz Finance North America LLC, 1.45%, 3/02/2026
(a)
150,000 136,062
Stellantis Finance U.S., Inc., 2.69%, 9/15/2031
(a)
200,000 154,310
632,814
Banks – 21.7%
Bank of America Corp.
3.82%, 1/20/2028 165,000 153,303
5.20%, 4/25/2029 113,000 108,904
3.19%, 7/23/2030 200,000 171,060
2.57%, 10/20/2032 134,000 103,033
5.29%, 4/25/2034 65,000 60,520
Bank of Nova Scotia (The), 4.85%, 2/01/2030 108,000 101,767
Canadian Imperial Bank of Commerce, 5.00%, 4/28/2028 100,000 96,079
Citigroup, Inc.
3.11%, 4/08/2026 125,000 119,320
3.98%, 3/20/2030 195,000 175,222
6.17%, 5/25/2034 54,000 51,641
Citizens Financial Group, Inc., 5.64%, 5/21/2037 80,000 67,054
Cooperatieve Rabobank UA, 1.00%, 9/24/2026
(a)
250,000 226,159
Credit Agricole SA, 6.32%, 10/03/2029
(a)
250,000 250,150
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 134,252
2.64%, 2/24/2028 60,000 53,524
4.41%, 4/23/2039 220,000 181,282
HSBC Holdings PLC, 6.33%, 3/09/2044 200,000 192,256
Industrial Bank of Korea, 5.38%, 10/04/2028
(a)
200,000 200,059
JPMorgan Chase & Co.
0.77%, 8/09/2025 270,000 257,241
3.88%, 7/24/2038 170,000 135,828
3.11%, 4/22/2051 100,000 62,135
Morgan Stanley
3.88%, 1/27/2026 250,000 239,101
4.68%, 7/17/2026 130,000 126,671
1.93%, 4/28/2032 250,000 185,813
5.95%, 1/19/2038 38,000 35,545

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Banks – 21.7% (continued)
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 250,000 243,089
4.63%, 6/06/2033 95,000 82,024
Societe Generale SA, 6.22%, 6/15/2033
(a)
200,000 181,368
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/2025 200,000 190,988
Truist Financial Corp.
6.05%, 6/08/2027 14,000 13,853
5.87%, 6/08/2034 10,000 9,419
U.S. Bancorp, 5.78%, 6/12/2029 86,000 83,758
UBS Group AG
1.49%, 8/10/2027
(a)
200,000 174,644
6.30%, 9/22/2034
(a)
200,000 195,482
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 37,499
4,700,043
Beverages – 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/2046 100,000 87,217
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 73,000 61,748
5.55%, 1/23/2049 100,000 95,899
244,864
Biotechnology – 1.6%
Amgen, Inc.
1.65%, 8/15/2028 75,000 63,187
5.25%, 3/02/2030 33,000 32,254
5.60%, 3/02/2043 33,000 30,700
4.66%, 6/15/2051 100,000 81,017
4.88%, 3/01/2053 22,000 18,318
5.65%, 3/02/2053 31,000 29,035
Gilead Sciences, Inc., 5.55%, 10/15/2053 23,000 22,130
Illumina, Inc., 5.75%, 12/13/2027 68,000 66,897
343,538
Building Materials – 1.6%
Builders FirstSource, Inc., 6.38%, 6/15/2032
(a)
28,000 26,392
Carrier Global Corp., 2.72%, 2/15/2030 150,000 125,100
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA, 4.90%, 12/01/2032 94,000 89,896
Trane Technologies Financing Ltd., 5.25%, 3/03/2033 100,000 96,732
338,120
Chemicals – 3.8%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030
(a)
200,000 163,196
Dow Chemical Co. (The), 6.30%, 3/15/2033 33,000 34,080
LYB International Finance III LLC, 5.63%, 5/15/2033 200,000 192,753

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Chemicals – 3.8% (continued)
Nutrien Ltd.
4.00%, 12/15/2026 200,000 189,725
4.90%, 3/27/2028 12,000 11,598
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 186,331
Valvoline, Inc., 3.63%, 6/15/2031
(a)
50,000 38,789
816,472
Commercial Services – 1.9%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 177,245
ERAC USA Finance LLC
3.80%, 11/01/2025
(a)
125,000 120,143
4.90%, 5/01/2033
(a)
77,000 72,568
United Rentals North America, Inc., 5.25%, 1/15/2030 50,000 46,311
416,267
Computers – 3.2%
Dell International LLC / EMC Corp.
5.25%, 2/01/2028 100,000 98,520
3.38%, 12/15/2041
(a)
80,000 53,786
3.45%, 12/15/2051
(a)
70,000 43,665
Hewlett Packard Enterprise Co., 1.45%, 4/01/2024 125,000 122,239
International Business Machines Corp., 1.95%, 5/15/2030 160,000 128,615
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 30,326
4.10%, 10/15/2041 40,000 26,324
Lenovo Group Ltd., 6.54%, 7/27/2032
(a)
200,000 198,236
701,711
Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%,
10/29/2041 150,000 106,557
Air Lease Corp., 2.10%, 9/01/2028 135,000 112,215
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 98,159
8.00%, 11/01/2031 100,000 101,050
Capital One Financial Corp., 2.36%, 7/29/2032 79,000 54,185
Discover Financial Services, 6.70%, 11/29/2032 89,000 86,097
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 73,501
4.95%, 6/15/2052 24,000 20,898
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 179,195
NASDAQ, Inc., 5.95%, 8/15/2053 27,000 25,241
Synchrony Financial, 4.38%, 3/19/2024 150,000 148,187
1,005,285
Electric – 6.6%
Avangrid, Inc., 3.20%, 4/15/2025 130,000 124,334

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Electric – 6.6% (continued)
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 126,767
Series A, 4.13%, 5/15/2049 100,000 74,395
Constellation Energy Generation LLC, 6.50%, 10/01/2053 20,000 20,070
Electricite de France SA, 9.13%
(a)(c)
200,000 208,847
ENEL Finance America LLC, 7.10%, 10/14/2027
(a)
200,000 207,003
ENEL Finance International NV, 5.00%, 6/15/2032
(a)
200,000 181,116
Eversource Energy, Series R, 1.65%, 8/15/2030 110,000 84,399
New England Power Co., 5.94%, 11/25/2052
(a)
71,000 67,612
New York State Electric & Gas Corp., 5.85%, 8/15/2033
(a)
95,000 93,754
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 75,281
5.13%, 3/15/2053 44,000 40,201
5.45%, 8/01/2053 125,000 119,391
1,423,170
Entertainment – 1.5%
Warnermedia Holdings, Inc.
3.64%, 3/15/2025 150,000 144,717
4.05%, 3/15/2029 100,000 89,144
5.14%, 3/15/2052 67,000 49,823
5.39%, 3/15/2062 50,000 36,963
320,647
Environmental Control – 0.5%
Waste Management, Inc., 4.63%, 2/15/2030 115,000 109,913
109,913
Food – 2.4%
General Mills, Inc., 4.95%, 3/29/2033 134,000 125,649
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 42,200
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 94,263
5.20%, 7/15/2045 55,000 48,109
5.50%, 6/01/2050 56,000 51,105
SYSCO Corp., 2.40%, 2/15/2030 175,000 144,259
US Foods, Inc., 6.88%, 9/15/2028
(a)
24,000 23,979
529,564
Forest Products & Paper – 0.4%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 82,284
82,284
Gas – 0.9%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 51,717
Boston Gas Co., 6.12%, 7/20/2053
(a)
150,000 141,880
193,597

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Healthcare-Products – 2.1%
Alcon Finance Corp., 5.38%, 12/06/2032
(a)
200,000 194,164
Thermo Fisher Scientific, Inc., 1.50%, 10/01/2039 100,000 70,542
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 200,000 190,010
454,716
Healthcare-Services – 1.7%
HCA, Inc.
5.25%, 6/15/2026 150,000 146,889
4.63%, 3/15/2052 55,000 41,349
UnitedHealth Group, Inc.
5.15%, 10/15/2025 43,000 42,884
3.05%, 5/15/2041 50,000 35,305
5.88%, 2/15/2053 25,000 25,122
4.95%, 5/15/2062 29,000 25,041
6.05%, 2/15/2063 42,000 42,544
359,134
Home Builders – 0.3%
KB Home, 4.00%, 6/15/2031 28,000 22,602
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 49,682
72,284
Insurance – 5.1%
Allianz SE, 6.35%, 9/06/2053
(a)
200,000 193,584
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 35,392
Jackson Financial, Inc., 1.13%, 11/22/2023 250,000 248,116
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
54,000 32,016
Marsh & McLennan Cos., Inc., 5.45%, 3/15/2053 85,000 79,558
MetLife, Inc.
6.40%, 12/15/2036 100,000 97,839
5.00%, 7/15/2052 8,000 6,914
Metropolitan Life Global Funding I, 1.55%, 1/07/2031
(a)
150,000 112,847
Principal Life Global Funding II, 0.88%, 1/12/2026
(a)
200,000 178,741
Prudential Financial, Inc., 3.70%, 3/13/2051 85,000 59,204
XL Group Ltd., 5.25%, 12/15/2043 75,000 67,197
1,111,408
Internet – 0.3%
Amazon.com, Inc., 2.88%, 5/12/2041 100,000 70,719
70,719
Iron/Steel – 0.3%
Nucor Corp., 3.85%, 4/01/2052 100,000 71,339
71,339
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 37,052

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Lodging – 0.5% (continued)
Series HH, 2.85%, 4/15/2031 90,000 72,613
109,665
Media – 2.2%
Charter Communications Operating LLC / Charter Communications
Operating Capital
6.48%, 10/23/2045 60,000 52,434
4.40%, 12/01/2061 50,000 30,844
Comcast Corp.
4.15%, 10/15/2028 55,000 52,120
4.65%, 2/15/2033 225,000 210,765
2.94%, 11/01/2056 150,000 85,320
Walt Disney Co. (The), 3.50%, 5/13/2040 68,000 50,967
482,450
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 50,869
50,869
Miscellaneous Manufacturing – 0.6%
Eaton Corp.
4.15%, 3/15/2033 119,000 107,632
4.70%, 8/23/2052 13,000 11,231
118,863
Oil & Gas – 4.0%
AKER BP ASA
5.60%, 6/13/2028
(a)
300,000 293,312
3.10%, 7/15/2031
(a)
200,000 160,186
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 188,791
3.00%, 2/24/2050 65,000 40,587
Ecopetrol SA, 8.88%, 1/13/2033 25,000 24,439
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 42,877
TotalEnergies Capital International SA, 3.13%, 5/29/2050 90,000 58,743
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 56,424
865,359
Oil & Gas Services – 0.9%
Schlumberger Holdings Corp., 4.30%, 5/01/2029
(a)
200,000 187,678
187,678
Packaging & Containers – 0.1%
Ball Corp., 6.00%, 6/15/2029 27,000 26,246
26,246
Pharmaceuticals – 5.5%
AbbVie, Inc., 4.05%, 11/21/2039 150,000 122,792
Astrazeneca Finance LLC, 2.25%, 5/28/2031 150,000 120,948
Bristol-Myers Squibb Co., 4.25%, 10/26/2049 35,000 27,750

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Pharmaceuticals – 5.5% (continued)
CVS Health Corp.
5.13%, 2/21/2030 115,000 110,654
5.25%, 1/30/2031 23,000 22,111
5.63%, 2/21/2053 60,000 53,985
5.88%, 6/01/2053 8,000 7,404
Eli Lilly & Co., 4.70%, 2/27/2033 45,000 43,336
Merck & Co., Inc.
4.90%, 5/17/2044 48,000 43,831
2.75%, 12/10/2051 50,000 30,239
5.15%, 5/17/2063 14,000 12,779
Pfizer Investment Enterprises Pte Ltd.
5.30%, 5/19/2053 46,000 42,775
5.34%, 5/19/2063 72,000 65,831
Pfizer, Inc., 2.63%, 4/01/2030 240,000 205,089
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026 100,000 93,420
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/2028 200,000 195,819
1,198,763
Pipelines – 2.4%
Enbridge, Inc.
0.55%, 10/04/2023 150,000 149,976
5.50%, 7/15/2077 60,000 52,457
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034
(a)
169,242 141,390
ONEOK, Inc., 7.15%, 1/15/2051 100,000 101,188
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 72,633
517,644
Real Estate – 4.8%
Alexandria Real Estate Equities, Inc., 1.88%, 2/01/2033 167,000 118,357
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 76,356
4.30%, 4/15/2052 34,000 24,669
Boston Properties LP, 2.75%, 10/01/2026 100,000 89,732
Crown Castle, Inc., 1.05%, 7/15/2026 127,000 111,520
Equinix, Inc., 1.00%, 9/15/2025 100,000 90,908
Extra Space Storage LP
3.90%, 4/01/2029 16,000 14,384
2.35%, 3/15/2032 65,000 49,186
Iron Mountain Information Management Services, Inc., 5.00%,
7/15/2032
(a)
50,000 41,156
Prologis Euro Finance LLC, 1.50%, 9/10/2049 100,000 53,017
Public Storage Operating Co., 1.95%, 11/09/2028 125,000 105,958
Rexford Industrial Realty LP, 5.00%, 6/15/2028 135,000 129,255
WP Carey, Inc., 3.85%, 7/15/2029 160,000 141,573
1,046,071

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Retail – 1.8%
7-Eleven, Inc., 2.50%, 2/10/2041
(a)
100,000 61,241
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 101,895
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 41,776
2.80%, 9/15/2041 100,000 64,665
4.25%, 4/01/2052 6,000 4,431
5.63%, 4/15/2053 47,000 42,760
4.45%, 4/01/2062 37,000 27,045
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
67,000 56,874
400,687
Semiconductors – 1.4%
Advanced Micro Devices, Inc., 4.39%, 6/01/2052 46,000 37,527
Intel Corp.
5.20%, 2/10/2033 37,000 35,844
5.63%, 2/10/2043 30,000 28,637
5.70%, 2/10/2053 53,000 49,739
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/2041 120,000 80,805
Qualcomm, Inc., 1.65%, 5/20/2032 50,000 37,480
Texas Instruments, Inc., 5.05%, 5/18/2063 31,000 27,518
297,550
Software – 2.2%
Fidelity National Information Services, Inc., 1.15%, 3/01/2026 130,000 116,533
Microsoft Corp., 2.68%, 6/01/2060 100,000 58,791
Oracle Corp.
4.65%, 5/06/2030 49,000 45,849
3.65%, 3/25/2041 100,000 71,411
4.00%, 7/15/2046 50,000 35,313
5.55%, 2/06/2053 48,000 42,090
VMware, Inc., 1.40%, 8/15/2026 130,000 114,719
484,706
Telecommunications – 3.5%
AT&T, Inc.
2.30%, 6/01/2027 100,000 88,580
2.55%, 12/01/2033 200,000 146,961
3.50%, 6/01/2041 100,000 69,524
3.55%, 9/15/2055 50,000 30,639
Rogers Communications, Inc.
4.50%, 3/15/2042 80,000 61,994
4.55%, 3/15/2052 62,000 45,272
T-Mobile USA, Inc., 3.50%, 4/15/2031 150,000 126,984
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 75,910
2.85%, 9/03/2041 60,000 38,830

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Telecommunications – 3.5% (continued)
3.88%, 3/01/2052 100,000 70,462
755,156
Transportation – 1.7%
Canadian National Railway Co., 4.40%, 8/05/2052 23,000 19,145
Canadian Pacific Railway Co.
1.75%, 12/02/2026 50,000 44,639
2.45%, 12/02/2031 8,000 6,919
CSX Corp., 3.95%, 5/01/2050 90,000 67,095
FedEx Corp., 4.75%, 11/15/2045 84,000 68,685
Ryder System, Inc., 5.65%, 3/01/2028 80,000 79,252
Union Pacific Corp., 4.95%, 9/09/2052 58,000 52,054
XPO, Inc., 6.25%, 6/01/2028
(a)
30,000 29,083
366,872
Total Corporate Bonds (cost $23,235,358) 20,982,525
Municipal Securities – 0.0%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 8,418
Total Municipal Securities (cost $10,000) 8,418
U.S. Treasury Government Securities – 2.3%
U.S. Treasury Bonds, 3.88%, 5/15/2043 168,000 146,081
U.S. Treasury Notes
4.38%, 8/31/2028 100,000 99,016
3.38%, 5/15/2033 280,000 253,969
Total U.S. Treasury Government Securities (cost $507,118) 499,066
Shares
Investment Companies – 2.3%
Registered Investment Companies – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(d)(e)
(cost $491,398) 491,398 491,398
Investment of Cash Collateral for Securities Loaned – 0.6%
Registered Investment Companies – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(d)(e)
(cost $139,160) 139,160 139,160
Total Investments (cost $24,383,034) 101.9% 22,120,567
Liabilities, Less Cash and Receivables (1.9)% (410,770)
Net Assets 100.0% 21,709,797
RB—Revenue Bond

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $5,316,846 or 24.49% of net assets.
(b)
Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $251,566 and the value of the collateral was $264,598, consisting of cash collateral of $139,160 and U.S. Government & Agency securities valued at $125,438. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Perpetual bond with no specified maturity date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of September 30, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 12 12/19/2023 1,422,089 1,365,375 (56,714)
U.S. Treasury 2 Year Notes 4 12/29/2023 813,621 810,844 (2,777)
U.S. Treasury 10 Year Notes 1 12/19/2023 110,080 108,062 (2,018)
U.S. Treasury 5 Year Notes 1 12/29/2023 106,291 105,359 (932)
Futures Short
Euro-Bund 2 12/7/2023 277,038
*
272,009 5,029
U.S. Treasury 10 Year Ultra
Notes 17 12/19/2023 1,949,828 1,896,563 53,265
Gross Unrealized Appreciation 58,294
Gross Unrealized Depreciation (62,441)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
Euro 63,000
United States
Dollar 67,524 11/16/2023 (781)
United States
Dollar 220,993 Euro 205,000 11/16/2023 3,815
United States
Dollar 148,586 Euro 136,000 11/7/2023 4,566
Gross Unrealized Appreciation 8,381
Gross Unrealized Depreciation (781)

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Responsible Horizons Corporate Bond
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The table below summarizes the inputs used as of September 30, 2023 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 20,982,525 — 20,982,525
Municipal Securities — 8,418 — 8,418
U.S. Treasury Government
Securities — 499,066 — 499,066
Investment Companies 491,398 — — 491,398
Investment of Cash
Collateral for Securities
Loaned 139,160 — — 139,160
Other Financial Instruments:
Futures
††
58,294 — — 58,294
Forward Foreign Currency
Exchange Contracts
††
— 8,381 — 8,381
Liabilities ($)
Other Financial Instruments:
Futures
††
(62,441) — — (62,441)
Forward Foreign Currency
Exchange Contracts
††
— (781) — (781)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivative transactions for certain funds registered under the
Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended
September 30, 2023 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at September 30, 2023, are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of
Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at September 30, 2023 are set forth in the
Statement of Investments.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At September 30, 2023, accumulated net unrealized depreciation on investments was
$2,259,014, consisting of gross appreciation of $115,161 and gross depreciation of
$2,374,175.
At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).